CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income (loss)	$ 660.0	$ 299.6	$ 773.1
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion, and amortization	1,091.9	1,078.8	1,070.2
Deferred income taxes	84.2	(8.0)	52.2
Amortization of excess cost of equity investments	6.7	5.8	5.8
Loss on remeasurement of previously held equity interest in KinderHawk (Note 3)	167.2	0	0
Earnings from equity method investments	(313.1)	186.2	(221.9)
Distributions from equity investments	286.6	219.8	277.0
Proceeds from termination of interest rate swap agreements	73.0	157.6	146.0
Pension contributions in excess of expense	(6.3)	(4.7)	(7.7)
Changes in components of working capital
Accounts receivable	7.8	18.2	47.6
Inventories	17.6	(20.8)	(20.0)
Other current assets	(63.9)	40.3	(93.6)
Accounts payable	41.1	(4.2)	(180.5)
Cash book overdrafts - operating	(11.5)	(2.2)	(8.5)
Accrued interest	19.3	18.4	50.2
Accrued taxes	(25.7)	(4.8)	(131.6)
Accrued liabilities	(9.6)	(45.3)	(125.0)
Rate reparations, refunds and other litigation reserve adjustments	170.4	(34.3)	2.5
Other, net	169.4	8.4	(56.8)
Net Cash Provided by Operating Activities	2,365.1	1,908.8	1,579.0
Cash Flows From Investing Activities
Acquisitions of investments	(970.6)	(925.7)	(36.0)
Acquisitions of assets	(208.1)	(287.5)	(292.9)
Repayments from related party	31.3	2.7	3.7
Repayments from customers	0	0	109.6
Capital expenditures	(1,200.1)	(1,002.5)	(1,324.3)
Deconsolidation of variable interest entity	0	17.5	0
Sale or casualty of property, plant and equipment and other net assets, net of removal costs	23.3	49.3	47.9
Net proceeds from (investments in) margin and restricted deposits	63.7	(35.4)	(55.7)
Contributions to investments	(371.0)	(299.3)	(2,051.8)
Distributions from equity investments in excess of cumulative earnings	236.4	224.5	125.7
Other, net	(3.6)	(7.2)	(0.2)
Net Cash Used in Investing Activities	(2,391.5)	(2,284.2)	(3,473.6)
Cash Flows From Financing Activities
Issuance of debt	2,069.9	2,233.1	1,028.9
Payment of debt	(2,399.2)	(1,655.3)	(871.7)
Debt issue costs	(76.1)	(31.0)	(16.9)
Cash dividends/distributions (Note 10)	769.6	700.0	650.0
Contributions from noncontrolling interests	970.0	758.7	1,155.6
Distributions to noncontrolling interests	(955.8)	(848.7)	(744.0)
Other, net	(4.4)	(0.6)	(1.1)
Net Cash (Used in) Provided by Financing Activities	(57.0)	709.9	1,935.6
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(7.6)	2.3	6.0
Net (decrease) increase in Cash and Cash Equivalents	(91.0)	336.8	47.0
Cash and Cash Equivalents, beginning of period	502.4	165.6	118.6
Cash and Cash Equivalents, end of period	411.4	502.4	165.6
Noncash Investing and Financing Activities
Assets acquired by the assumption or incurrence of liabilities	206.5	13.8	7.7
Assets acquired by contributions from noncontrolling interests	23.7	81.7	5.0
Assets acquired by the issuance of note	2.1	0	0
Contribution of net assets to investments	7.9	20.0	0
Sale of investment ownership interest in exchange for note	4.1	0	0
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for interest (net of capitalized interest)	681.4	627.9	572.8
Cash paid during the period for income taxes (net of refunds)	277.3	146.9	401.1
Kinder Morgan Energy Partners, L.P [Member]
Cash Flows From Financing Activities
Issuance of debt	7,501.9	7,140.1	6,891.9
Payment of debt	$ (6,393.7)	$ (6,186.4)	$ (4,857.1)